Financial Instruments - Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities Levels In Fair Value Hierarchy (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	$ 775		$ 185
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	775		185
Financial assets designated as not measured at fair value [Abstract]
Cash	25,000		35,152		$ 34,751
Amounts receivable	877		797
Restricted cash	25,144		15,019
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	51,021		50,968
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	36,893		41,010
Dunebridge revolving credit facility	0		31,813
Secured notes payable	375,517	$ 299.9	374,706	$ 299.9
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	412,410		447,529
Financial liabilities at fair value through profit or loss, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	775		185
Financial assets classified as derivative assets amounts receivable and restricted cash carrying amount	775		185
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Restricted cash	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Dunebridge revolving credit facility			0
Secured notes payable	0		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Financial liabilities at amortised cost, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Restricted cash	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	36,893		41,010
Dunebridge revolving credit facility			31,813
Secured notes payable	375,517		374,706
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	412,410		447,529
Cash at fair falue [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	775		185
Financial assets designated as not measured at fair value [Abstract]
Cash	25,000		35,152
Amounts receivable	877		797
Restricted cash	25,144		15,019
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	36,893		41,010
Dunebridge revolving credit facility			31,813
Secured notes payable	357,607		329,632
Financial assets at amortised cost, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	25,000		35,152
Amounts receivable	877		797
Restricted cash	25,144		15,019
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	51,021		50,968
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Dunebridge revolving credit facility			0
Secured notes payable	0		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Level 1 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	25,000		35,152
Amounts receivable	877		797
Restricted cash	25,144		15,019
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	36,893		41,010
Dunebridge revolving credit facility			0
Secured notes payable	357,607		329,632
Level 2 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	775		185
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Restricted cash	0		0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Dunebridge revolving credit facility			31,813
Secured notes payable	0		0
Level 3 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Restricted cash	0		0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Dunebridge revolving credit facility			0
Secured notes payable	$ 0		$ 0